Distribution Date:	10/19/26	BANK 2018-BNK14
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		General	(305) 229-6465
Historical Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		David Rodgers	(212) 310-9821
Specially Serviced Loan Detail - Part 1	24		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06035RAN6	3.277000%	53,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06035RAP1	4.128000%	111,800,000.00	36,531,043.30	732,853.64	125,666.79	414.06	0.00	858,934.49	35,798,189.66	34.17%	30.00%
A-SB	06035RAQ9	4.185000%	46,900,000.00	16,648,341.65	1,103,875.11	58,061.09	1,639.41	0.00	1,163,575.61	15,544,466.54	34.17%	30.00%
A-3	06035RAR7	3.966000%	313,000,000.00	313,000,000.00	0.00	1,034,465.00	0.00	0.00	1,034,465.00	313,000,000.00	34.17%	30.00%
A-4	06035RAS5	4.231000%	391,921,000.00	391,921,000.00	0.00	1,381,848.13	0.00	0.00	1,381,848.13	391,921,000.00	34.17%	30.00%
A-S	06035RAU0	4.481000%	155,616,000.00	155,616,000.00	0.00	581,096.08	0.00	0.00	581,096.08	155,616,000.00	20.62%	18.13%
B	06035RAV8	4.586933%	47,505,000.00	47,505,000.00	0.00	181,585.19	0.00	0.00	181,585.19	47,505,000.00	16.48%	14.50%
C	06035RAW6	4.613933%	49,142,000.00	49,142,000.00	0.00	188,948.23	0.00	0.00	188,948.23	49,142,000.00	12.21%	10.75%
D	06035RAX4	3.000000%	32,761,000.00	32,761,000.00	0.00	81,902.50	0.00	0.00	81,902.50	32,761,000.00	9.35%	8.25%
E	06035RAZ9	3.000000%	24,571,000.00	24,571,000.00	0.00	61,427.50	0.00	0.00	61,427.50	24,571,000.00	7.22%	6.38%
F	06035RBB1	3.940000%	26,210,000.00	26,210,000.00	0.00	86,056.17	0.00	0.00	86,056.17	26,210,000.00	4.93%	4.38%
G	06035RBD7	3.940000%	13,104,000.00	13,104,000.00	0.00	43,024.80	0.00	0.00	43,024.80	13,104,000.00	3.79%	3.38%
H*	06035RBF2	3.940000%	44,228,600.00	43,580,493.85	0.00	98,581.88	0.00	0.00	98,581.88	43,580,493.85	0.00%	0.00%
V	06035RAK2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06035RAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HRED5	4.613933%	68,971,505.34	60,557,362.04	96,669.93	230,497.16	510.29	0.00	327,677.38	60,460,692.11	0.00%	0.00%
Regular SubTotal			1,379,430,105.34	1,211,147,240.84	1,933,398.68	4,153,160.52	2,563.76	0.00	6,089,122.96	1,209,213,842.16

X-A	06035RBH8	0.498318%	917,321,000.00	758,100,384.94	0.00	314,812.36	7,642.02	0.00	322,454.38	756,263,656.20
X-B	06035RAT3	0.087088%	252,263,000.00	252,263,000.00	0.00	18,307.56	0.00	0.00	18,307.56	252,263,000.00
X-D	06035RAA4	1.613933%	57,332,000.00	57,332,000.00	0.00	77,108.32	0.00	0.00	77,108.32	57,332,000.00
X-F	06035RAC0	0.673933%	26,210,000.00	26,210,000.00	0.00	14,719.81	0.00	0.00	14,719.81	26,210,000.00
X-G	06035RAE6	0.673933%	13,104,000.00	13,104,000.00	0.00	7,359.34	0.00	0.00	7,359.34	13,104,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06035RAG1	0.673933%	44,228,600.00	43,580,493.85	0.00	24,475.26	0.00	0.00	24,475.26	43,580,493.85
Notional SubTotal			1,310,458,600.00	1,150,589,878.79	0.00	456,782.65	7,642.02	0.00	464,424.67	1,148,753,150.05

Deal Distribution Total					1,933,398.68	4,609,943.17	10,205.78	0.00	6,553,547.63

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06035RAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06035RAP1	326.75351789	6.55504150	1.12403211	0.00000000	0.00000000	0.00370358	0.00000000	7.68277719	320.19847639
A-SB	06035RAQ9	354.97530171	23.53678273	1.23797633	0.00000000	0.00000000	0.03495544	0.00000000	24.80971450	331.43851898
A-3	06035RAR7	1,000.00000000	0.00000000	3.30500000	0.00000000	0.00000000	0.00000000	0.00000000	3.30500000	1,000.00000000
A-4	06035RAS5	1,000.00000000	0.00000000	3.52583334	0.00000000	0.00000000	0.00000000	0.00000000	3.52583334	1,000.00000000
A-S	06035RAU0	1,000.00000000	0.00000000	3.73416667	0.00000000	0.00000000	0.00000000	0.00000000	3.73416667	1,000.00000000
B	06035RAV8	1,000.00000000	0.00000000	3.82244374	0.00000000	0.00000000	0.00000000	0.00000000	3.82244374	1,000.00000000
C	06035RAW6	1,000.00000000	0.00000000	3.84494384	0.00000000	0.00000000	0.00000000	0.00000000	3.84494384	1,000.00000000
D	06035RAX4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06035RAZ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06035RBB1	1,000.00000000	0.00000000	3.28333346	0.00000000	0.00000000	0.00000000	0.00000000	3.28333346	1,000.00000000
G	06035RBD7	1,000.00000000	0.00000000	3.28333333	0.00000000	0.00000000	0.00000000	0.00000000	3.28333333	1,000.00000000
H	06035RBF2	985.34644664	0.00000000	2.22891704	1.00630361	69.56079957	0.00000000	0.00000000	2.22891704	985.34644664
V	06035RAK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06035RAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HRED5	878.00551462	1.40159229	3.34191865	0.03396316	2.38563403	0.00739856	0.00000000	4.75090950	876.60392233

Notional Certificates
X-A	06035RBH8	826.42868193	0.00000000	0.34318669	0.00000000	0.00000000	0.00833080	0.00000000	0.35151749	824.42640711
X-B	06035RAT3	1,000.00000000	0.00000000	0.07257331	0.00000000	0.00000000	0.00000000	0.00000000	0.07257331	1,000.00000000
X-D	06035RAA4	1,000.00000000	0.00000000	1.34494384	0.00000000	0.00000000	0.00000000	0.00000000	1.34494384	1,000.00000000
X-F	06035RAC0	1,000.00000000	0.00000000	0.56161045	0.00000000	0.00000000	0.00000000	0.00000000	0.56161045	1,000.00000000
X-G	06035RAE6	1,000.00000000	0.00000000	0.56161020	0.00000000	0.00000000	0.00000000	0.00000000	0.56161020	1,000.00000000
X-H	06035RAG1	985.34644664	0.00000000	0.55338084	0.00000000	0.00000000	0.00000000	0.00000000	0.55338084	985.34644664

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/26 - 09/30/26	30	0.00	125,666.79	0.00	125,666.79	0.00	0.00	0.00	125,666.79	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	58,061.09	0.00	58,061.09	0.00	0.00	0.00	58,061.09	0.00
A-3	09/01/26 - 09/30/26	30	0.00	1,034,465.00	0.00	1,034,465.00	0.00	0.00	0.00	1,034,465.00	0.00
A-4	09/01/26 - 09/30/26	30	0.00	1,381,848.13	0.00	1,381,848.13	0.00	0.00	0.00	1,381,848.13	0.00
X-A	09/01/26 - 09/30/26	30	0.00	314,812.36	0.00	314,812.36	0.00	0.00	0.00	314,812.36	0.00
X-B	09/01/26 - 09/30/26	30	0.00	18,307.56	0.00	18,307.56	0.00	0.00	0.00	18,307.56	0.00
X-D	09/01/26 - 09/30/26	30	0.00	77,108.32	0.00	77,108.32	0.00	0.00	0.00	77,108.32	0.00
X-F	09/01/26 - 09/30/26	30	0.00	14,719.81	0.00	14,719.81	0.00	0.00	0.00	14,719.81	0.00
X-G	09/01/26 - 09/30/26	30	0.00	7,359.34	0.00	7,359.34	0.00	0.00	0.00	7,359.34	0.00
X-H	09/01/26 - 09/30/26	30	0.00	24,475.26	0.00	24,475.26	0.00	0.00	0.00	24,475.26	0.00
A-S	09/01/26 - 09/30/26	30	0.00	581,096.08	0.00	581,096.08	0.00	0.00	0.00	581,096.08	0.00
B	09/01/26 - 09/30/26	30	0.00	181,585.19	0.00	181,585.19	0.00	0.00	0.00	181,585.19	0.00
C	09/01/26 - 09/30/26	30	0.00	188,948.23	0.00	188,948.23	0.00	0.00	0.00	188,948.23	0.00
D	09/01/26 - 09/30/26	30	0.00	81,902.50	0.00	81,902.50	0.00	0.00	0.00	81,902.50	0.00
E	09/01/26 - 09/30/26	30	0.00	61,427.50	0.00	61,427.50	0.00	0.00	0.00	61,427.50	0.00
F	09/01/26 - 09/30/26	30	0.00	86,056.17	0.00	86,056.17	0.00	0.00	0.00	86,056.17	0.00
G	09/01/26 - 09/30/26	30	0.00	43,024.80	0.00	43,024.80	0.00	0.00	0.00	43,024.80	0.00
H	09/01/26 - 09/30/26	30	3,022,146.66	143,089.29	0.00	143,089.29	44,507.40	0.00	0.00	98,581.88	3,076,576.78
RR Interest	09/01/26 - 09/30/26	30	161,577.02	232,839.65	0.00	232,839.65	2,342.49	0.00	0.00	230,497.16	164,540.77
Totals			3,183,723.68	4,656,793.07	0.00	4,656,793.07	46,849.89	0.00	0.00	4,609,943.17	3,241,117.55

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	6,553,547.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,676,317.30	Master Servicing Fee	12,287.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,018.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	504.64
ARD Interest	0.00	Operating Advisor Fee	1,201.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	222.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,676,317.30	Total Fees	19,524.24

Principal		Expenses/Reimbursements
Scheduled Principal	915,085.29	Reimbursement for Interest on Advances	2,337.81
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,018,313.39	Special Servicing Fees (Monthly)	43,547.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	964.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,933,398.68	Total Expenses/Reimbursements	46,849.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	10,205.78	Interest Distribution	4,609,943.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,933,398.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	10,205.78
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	10,205.78	Total Payments to Certificateholders and Others	6,553,547.63
Total Funds Collected	6,619,921.76	Total Funds Distributed	6,619,921.77

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,211,147,240.83	1,211,147,240.83	Beginning Certificate Balance	1,211,147,240.84
(-) Scheduled Principal Collections	915,085.29	915,085.29	(-) Principal Distributions	1,933,398.68
(-) Unscheduled Principal Collections	1,018,313.39	1,018,313.39	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,209,213,842.15	1,209,213,842.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,212,713,779.99	1,212,713,779.99	Ending Certificate Balance	1,209,213,842.16
Ending Actual Collateral Balance	1,210,658,459.73	1,210,658,459.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	682,218.54	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	682,218.54	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP
10,000,000 or less	26	106,398,277.04	8.80%	22	4.7643	1.765434	1.40 or less	17	291,777,314.87	24.13%	14	4.9694	0.951002
10,000,001 to 20,000,000	14	209,091,010.98	17.29%	21	4.6442	2.143558	1.41 to 1.60	5	86,078,554.50	7.12%	22	4.8225	1.556669
20,000,001 to 30,000,000	2	55,382,038.93	4.58%	20	4.2588	2.209507	1.61 to 1.80	7	179,867,587.32	14.87%	22	4.7116	1.696478
30,000,001 to 40,000,000	5	173,778,191.06	14.37%	22	4.8031	1.434554	1.81 to 2.00	3	49,153,343.23	4.06%	20	4.8957	1.895700
40,000,001 to 55,000,000	8	390,657,760.63	32.31%	15	4.6115	1.884581	2.01 to 2.20	5	148,412,874.98	12.27%	23	4.6864	2.111582
55,000,001 or greater	3	240,450,000.00	19.88%	22	4.5164	2.133897	2.21 or greater	21	420,467,603.74	34.77%	21	4.2508	2.696610
Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124	Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP	Texas	9	23,247,781.21	1.92%	23	4.7148	1.850851
Arizona	5	76,256,099.10	6.31%	22	4.6975	2.361684	Utah	1	2,763,612.68	0.23%	22	4.9800	2.226700
California	11	216,205,086.03	17.88%	22	4.7741	1.714755	Washington	1	1,437,821.00	0.12%	23	4.4200	2.047000
Connecticut	1	2,532,081.57	0.21%	23	4.4850	1.585800	Washington, DC	2	4,585,915.47	0.38%	21	4.2850	1.688200
Florida	12	158,417,799.91	13.10%	21	4.3179	2.460146	Wisconsin	1	2,893,073.00	0.24%	23	5.1500	0.639400
Georgia	2	11,745,275.71	0.97%	21	4.9973	1.538934	Totals	125	1,209,213,842.15	100.00%	20	4.6333	1.913124
Hawaii	1	43,945,558.29	3.63%	(37)	5.7200	1.112600
									Property Type³
Illinois	5	70,271,273.17	5.81%	22	4.9331	0.953634
Indiana	1	10,563,806.79	0.87%	19	5.1500	1.717800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	6,940,997.04	0.57%	23	5.2223	1.018928		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	4	6,779,036.00	0.56%	23	5.1500	0.639400	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP
Maine	1	2,539,271.00	0.21%	23	4.4200	2.047000	Lodging	32	207,460,207.05	17.16%	10	5.0935	1.400633
Maryland	2	3,543,587.00	0.29%	23	5.1500	0.639400	Mixed Use	5	30,801,373.16	2.55%	21	4.4992	1.761653
Massachusetts	1	12,880,281.63	1.07%	21	4.2850	1.688200	Mobile Home Park	2	2,314,248.35	0.19%	21	5.5910	2.954800
Michigan	4	18,655,702.00	1.54%	22	4.3585	2.421918	Multi-Family	18	130,563,040.70	10.80%	22	4.6426	1.438919
Minnesota	2	25,467,000.00	2.11%	22	4.6766	2.236274	Office	9	268,906,180.03	22.24%	22	4.5822	1.801242
Mississippi	1	3,868,844.00	0.32%	23	5.1500	0.639400	Retail	43	492,699,250.45	40.75%	21	4.4531	2.314375
Missouri	6	21,708,851.22	1.80%	23	4.9645	0.934641	Self Storage	13	43,012,978.66	3.56%	23	4.5433	1.840368
New Jersey	3	84,585,948.92	7.00%	23	4.8065	2.115761	Totals	125	1,209,213,842.15	100.00%	20	4.6333	1.913124
New York	21	239,203,226.35	19.78%	21	4.0404	2.302368
North Carolina	5	9,331,989.00	0.77%	23	4.8294	2.285765
Ohio	6	32,282,061.27	2.67%	21	5.0672	1.312410
Oklahoma	2	3,286,805.00	0.27%	23	5.1500	0.639400
Pennsylvania	6	51,316,779.12	4.24%	22	4.9824	1.365434
Tennessee	4	28,501,714.93	2.36%	19	4.7931	1.889641

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP
	4.4999% or less	24	492,265,107.93	40.71%	22	4.1705	2.257780	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	22	446,409,476.71	36.92%	22	4.7732	1.895962	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	12	237,082,694.00	19.61%	11	5.2817	1.262087	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	58	1,175,757,278.64	97.23%	20	4.6234	1.919632
								Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP
	61 months or less	58	1,175,757,278.64	97.23%	20	4.6234	1.919632	Interest Only	23	730,802,200.00	60.44%	22	4.4604	2.137813
62 months to 71 months		0	0.00	0.00%	0	0.0000	0.000000	296 months or less	31	429,852,775.74	35.55%	16	4.9071	1.571516
	72 months or greater	0	0.00	0.00%	0	0.0000	0.000000	297 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124	301 months to 478 months	4	15,102,302.90	1.25%	23	4.4383	1.270110
								479 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	33,456,563.51	2.77%	22	4.9798	NAP			No outstanding loans in this group
Underwriter's Information		3	74,021,917.22	6.12%	21	4.0347	2.739664
	12 months or less	47	1,013,361,678.62	83.80%	19	4.6288	1.964232
	13 months to 24 months	7	85,572,546.15	7.08%	23	5.0757	0.721068
	25 months or greater	1	2,801,136.65	0.23%	22	4.4300	0.730000
	Totals	61	1,209,213,842.15	100.00%	20	4.6333	1.913124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801824	RT	New York	NY	Actual/360	3.871%	322,612.50	0.00	0.00	N/A	07/01/28	--	100,000,000.00	100,000,000.00	10/01/26
2	310731012	RT	Aventura	FL	Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	10/01/26
2A	310946572				Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	10/01/26
3	310945548	OF	Saddle Brook	NJ	Actual/360	4.825%	303,397.03	0.00	0.00	N/A	09/11/28	--	75,450,000.00	75,450,000.00	10/11/26
5	310946687	LO	Various	Various	Actual/360	5.150%	278,958.33	0.00	0.00	N/A	09/11/28	--	65,000,000.00	65,000,000.00	09/11/26
6	1853052	OF	Downers Grove	IL	Actual/360	4.850%	219,054.80	113,391.05	0.00	N/A	08/01/28	--	54,199,124.69	54,085,733.64	10/01/26
7	300801830	RT	Various	Various	Actual/360	4.420%	189,452.99	0.00	0.00	N/A	09/01/28	--	51,435,200.00	51,435,200.00	10/01/26
8	1853712	MF	Tracy	CA	Actual/360	4.780%	201,158.33	0.00	0.00	N/A	08/01/28	--	50,500,000.00	50,500,000.00	10/01/26
9	453011949	Various Various		Various	Actual/360	4.285%	164,180.07	0.00	0.00	N/A	07/07/28	--	45,978,082.78	45,978,082.78	10/07/26
9A	453011973				Actual/360	4.285%	14,361.60	0.00	0.00	N/A	07/07/28	--	4,021,917.22	4,021,917.22	10/07/26
10	310946156	OF	New York	NY	Actual/360	3.768%	94,200.00	0.00	0.00	N/A	06/11/28	--	30,000,000.00	30,000,000.00	10/11/26
10A	310946157				Actual/360	3.768%	62,800.00	0.00	0.00	N/A	06/11/28	--	20,000,000.00	20,000,000.00	10/11/26
11	300801790	LO	Phoenix	AZ	Actual/360	4.696%	175,305.90	83,892.81	0.00	N/A	07/01/28	--	44,797,078.73	44,713,185.92	10/01/26
12	310946337	LO	Hilo	HI	Actual/360	5.720%	209,859.81	80,974.42	0.00	N/A	09/11/23	--	44,026,532.71	43,945,558.29	03/11/25
13	300801831	SS	Various	Various	Actual/360	4.485%	131,046.14	113,145.68	0.00	09/01/28	09/01/43	--	35,062,511.66	34,949,365.98	10/01/26
14	320491114	OF	Los Angeles	CA	Actual/360	4.465%	148,833.33	0.00	0.00	N/A	09/01/28	--	40,000,000.00	40,000,000.00	10/01/26
15	1751324	RT	Bridgeville	PA	Actual/360	5.190%	146,400.06	51,057.53	0.00	N/A	08/01/28	--	33,849,724.07	33,798,666.54	10/01/26
16	453011912	RT	Chino Hills	CA	Actual/360	5.175%	150,937.50	0.00	0.00	N/A	06/01/28	--	35,000,000.00	35,000,000.00	10/01/26
17	453011978	LO	Various	Various	Actual/360	4.755%	119,245.87	63,436.19	0.00	N/A	09/01/28	--	30,093,594.73	30,030,158.54	10/01/26
18	310945579	RT	Franklin	TN	30/360	4.839%	102,577.00	55,530.58	0.00	N/A	05/11/28	--	25,437,569.51	25,382,038.93	10/11/26
20	470110810	MF	New York	NY	Actual/360	4.380%	65,223.90	34,692.14	0.00	N/A	09/01/28	--	17,869,560.63	17,834,868.49	10/01/26
21	310945432	OF	San Diego	CA	Actual/360	4.670%	73,036.60	27,165.02	0.00	N/A	08/11/28	--	18,767,434.67	18,740,269.65	10/11/26
22	1852377	RT	Encino	CA	Actual/360	4.665%	71,918.75	0.00	0.00	N/A	07/01/28	--	18,500,000.00	18,500,000.00	10/01/26
23	310945085	RT	Jacksonville	FL	Actual/360	4.605%	70,801.88	0.00	0.00	N/A	07/11/28	--	18,450,000.00	18,450,000.00	10/11/26
24	320491124	RT	Cincinnati	OH	Actual/360	5.280%	66,276.64	30,213.48	0.00	N/A	05/01/28	--	15,062,871.90	15,032,658.42	10/01/26
25	310944346	LO	Roseville	CA	Actual/360	4.970%	64,805.13	26,143.11	0.00	N/A	08/11/28	--	15,647,114.70	15,620,971.59	10/11/26
26	310942574	RT	Schaumburg	IL	Actual/360	4.885%	63,355.36	23,004.55	0.00	N/A	09/11/28	06/11/28	15,563,239.77	15,540,235.22	10/11/26
27	300801826	OF	Peoria	AZ	Actual/360	4.706%	50,594.12	19,743.15	0.00	N/A	08/01/28	--	12,901,179.19	12,881,436.04	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	1852503	RT	Sterling Heights	MI	Actual/360	4.335%	48,768.75	0.00	0.00	N/A	07/01/28	--	13,500,000.00	13,500,000.00	10/01/26
29	320491129	RT	Coon Rapids	MN	Actual/360	4.750%	51,458.33	0.00	0.00	N/A	08/01/28	--	13,000,000.00	13,000,000.00	10/01/26
30	320491130	RT	Arden Hills	MN	Actual/360	4.600%	47,790.17	0.00	0.00	N/A	08/01/28	--	12,467,000.00	12,467,000.00	10/01/26
31	1852253	OF	San Francisco	CA	Actual/360	5.141%	51,410.00	0.00	0.00	N/A	08/01/28	--	12,000,000.00	12,000,000.00	10/01/26
32	610944439	RT	Avon	IN	Actual/360	5.150%	45,422.60	20,100.55	0.00	N/A	05/11/28	--	10,583,907.34	10,563,806.79	10/11/26
33	470108590	MF	Briarwood	NY	Actual/360	4.520%	39,550.00	0.00	0.00	N/A	09/01/28	--	10,500,000.00	10,500,000.00	10/01/26
34	300801781	LO	Newnan	GA	Actual/360	4.930%	33,590.03	25,739.00	0.00	N/A	06/01/28	--	8,176,071.71	8,150,332.71	10/01/26
35	1852167	MF	New Albany	OH	Actual/360	4.985%	37,548.07	16,042.46	0.00	N/A	09/01/28	--	9,038,653.60	9,022,611.14	10/01/26
36	310945364	LO	Raleigh	NC	Actual/360	5.155%	37,314.24	17,319.19	0.00	N/A	09/11/28	--	8,686,147.48	8,668,828.29	10/11/26
37	320491137	RT	Mesa	AZ	Actual/360	4.680%	36,912.42	14,546.63	0.00	N/A	08/01/28	--	9,464,723.13	9,450,176.50	10/01/26
38	1852981	OF	Chamblee	GA	Actual/360	4.975%	38,338.59	0.00	0.00	N/A	07/01/28	--	9,247,500.00	9,247,500.00	10/01/26
39	1853370	MF	Chicago	IL	Actual/360	5.285%	32,062.56	13,396.07	0.00	N/A	07/01/28	--	7,280,051.60	7,266,655.53	08/01/26
40	300801783	OF	Beavercreek	OH	Actual/360	4.987%	21,018.75	0.00	0.00	N/A	06/01/28	--	5,057,650.71	5,057,650.71	10/01/26
41	320491141	MU	Kissimmee	FL	Actual/360	5.101%	29,755.83	0.00	0.00	N/A	08/01/28	--	7,000,000.00	7,000,000.00	10/01/26
42	470110640	MF	Rockville Centre	NY	Actual/360	4.400%	22,722.44	7,190.52	0.00	N/A	09/01/28	--	6,197,028.68	6,189,838.16	10/01/26
43	320491143	RT	Chandler	AZ	Actual/360	4.867%	22,148.63	9,865.53	0.00	N/A	09/01/28	--	5,460,932.11	5,451,066.58	10/01/26
44	470110670	MF	Forest Hills	NY	Actual/360	4.470%	19,180.63	5,887.00	0.00	N/A	09/01/28	--	5,149,163.64	5,143,276.64	10/01/26
45	410945661	SS	Various	NC	Actual/360	4.700%	20,758.33	0.00	0.00	N/A	09/11/28	--	5,300,000.00	5,300,000.00	10/11/26
47	320491147	RT	Deer Park	TX	Actual/360	5.170%	15,837.35	5,232.13	0.00	N/A	07/01/28	--	3,675,981.63	3,670,749.50	10/01/26
48	470110360	MF	Hewlett	NY	Actual/360	4.310%	10,658.98	6,682.08	0.00	N/A	08/01/28	--	2,967,696.45	2,961,014.37	10/01/26
49	470110300	MF	Yonkers	NY	Actual/360	4.430%	10,363.82	6,219.82	0.00	N/A	08/01/28	--	2,807,356.47	2,801,136.65	10/01/26
50	470110200	MF	Bronx	NY	Actual/360	4.340%	9,687.85	5,974.68	0.00	N/A	09/01/28	--	2,678,669.51	2,672,694.83	10/01/26
51	410946083	SS	Riverdale	UT	Actual/360	4.980%	11,485.79	4,046.61	0.00	N/A	08/11/28	--	2,767,659.29	2,763,612.68	10/11/26
52	470110000	MF	New York	NY	Actual/360	4.340%	8,593.65	5,328.59	0.00	N/A	08/01/28	--	2,376,125.47	2,370,796.88	09/01/26
53	470110050	MF	Rego Park	NY	Actual/360	4.370%	9,832.50	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	10/01/26
54	470109860	MF	New York	NY	Actual/360	4.310%	8,222.64	5,154.75	0.00	N/A	08/01/28	--	2,289,365.70	2,284,210.95	10/01/26
55	300801794	MH	Various	Various	Actual/360	5.591%	10,802.95	4,395.11	0.00	N/A	07/01/28	--	2,318,643.46	2,314,248.35	10/01/26
56	470110460	MF	Bronx	NY	Actual/360	4.420%	7,847.50	4,701.08	0.00	N/A	09/01/28	--	2,130,542.98	2,125,841.90	10/01/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	470109780	MF	Belle Harbor	NY	Actual/360	4.450%	8,520.73	2,638.12	0.00	N/A	09/01/28	--	2,297,726.13	2,295,088.01	10/01/26
58	470110130	MF	Bayside	NY	Actual/360	4.350%	5,550.18	3,410.43	0.00	N/A	09/01/28	--	1,531,085.41	1,527,674.98	10/01/26
59	300801822	Various Pittsburgh		PA	Actual/360	5.393%	6,710.97	2,911.79	0.00	N/A	07/01/28	--	1,493,262.37	1,490,350.58	10/01/26
60	470109980	MF	Freeport	NY	Actual/360	4.470%	5,497.31	1,687.25	0.00	N/A	09/01/28	--	1,475,787.34	1,474,100.09	10/01/26
61	470110160	MF	New York	NY	Actual/360	4.420%	3,759.13	1,020,577.58	0.00	N/A	08/01/28	--	1,020,577.58	0.00	09/01/26
62	470110480	MF	New York	NY	Actual/360	4.510%	3,364.44	1,962.00	0.00	N/A	08/01/28	--	895,194.08	893,232.08	10/01/26
Totals							4,676,317.30	1,933,398.68	0.00				1,211,147,240.83	1,209,213,842.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,682,497.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	177,456,385.50	98,205,382.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,284,460.22	4,431,523.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,858,511.96	12,930,715.12	07/01/24	06/30/25	--	0.00	0.00	278,687.50	278,687.50	0.00	0.00
6	5,182,311.03	2,453,623.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,103,867.00	2,463,133.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,360,677.20	2,119,858.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	56,452,319.00	27,746,175.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	26,585,648.97	15,341,790.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,640,630.38	8,077,139.43	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,776,011.97	0.00	--	--	05/11/26	0.00	345,391.89	290,387.73	5,507,556.75	0.00	0.00
13	4,716,101.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,666,635.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,144,561.20	758,109.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	9,392,173.27	4,693,564.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	9,524,854.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	20,199,184.31	9,665,514.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,687,079.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,150,972.52	1,159,416.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,207,163.20	1,032,348.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,815,295.45	1,345,069.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,328,288.53	791,024.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,415,002.47	2,460,461.76	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,792,321.54	1,129,117.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,879,709.36	895,565.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,383,695.10	742,662.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,505,821.80	789,191.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,451,519.46	797,660.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	714,783.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	315,699.73	252,924.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,675,772.47	1,528,992.90	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,019,023.52	528,788.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,541,046.00	831,199.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	647,681.48	616,609.00	01/01/25	09/30/25	--	0.00	0.00	45,384.80	90,400.95	0.00	0.00
40	(231,742.00)	(120,123.09)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	725,514.00	389,968.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	564,066.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	935,618.42	487,567.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	383,413.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	905,033.65	426,351.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	496,357.00	273,765.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	177,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	159,271.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	504,391.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	466,017.36	210,119.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	165,408.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	265,519.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	361,194.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	530,643.27	135,970.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	28,237.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	91,660.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	224,417.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	157,937.90	78,598.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	80,692.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	345,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	31,458.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	416,210,747.50	206,384,563.63				0.00	345,391.89	614,460.03	5,876,645.20	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
61	470110160	1,018,313.39	Payoff w/ yield maintenance	0.00	10,205.78
Totals		1,018,313.39		0.00	10,205.78
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	1	7,266,655.53	0	0.00	0	0.00	0	0.00	1	43,945,558.29	0	0.00	0	0.00	1	1,018,313.39	4.633277%	4.559612%	20
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,026,532.71	0	0.00	0	0.00	0	0.00	4.633277%	4.570786%	21
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,100,149.21	0	0.00	0	0.00	0	0.00	4.633441%	4.570962%	22
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,173,404.88	0	0.00	0	0.00	0	0.00	4.633604%	4.571137%	23
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,253,298.39	0	0.00	0	0.00	0	0.00	4.633780%	4.571326%	24
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,325,803.41	0	0.00	0	0.00	0	0.00	4.633929%	4.566203%	25
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,404,973.93	0	0.00	0	0.00	0	0.00	4.634103%	4.585920%	26
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,476,735.53	0	0.00	0	0.00	0	0.00	4.634262%	4.584558%	27
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,569,285.96	0	0.00	0	0.00	0	0.00	4.634463%	4.584747%	28
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	44,640,242.20	0	0.00	0	0.00	0	0.00	4.634620%	4.598234%	29
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,710,850.65	0	0.00	0	0.00	0	0.00	4.634775%	4.598370%	30
11/18/25	0	0.00	0	0.00	1	7,406,649.47	0	0.00	1	44,788,194.49	1	7,406,649.47	1	2,100,000.00	0	0.00	4.634944%	4.598519%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	310946687	09/11/26	0	B	278,687.50	278,687.50	0.00	65,000,000.00	01/28/26	98
12	310946337	03/11/25	18	5	290,387.73	5,507,556.75	0.00	45,358,821.52	06/04/20	7			02/23/24
39	1853370	08/01/26	1	1	45,384.80	90,400.95	0.00	7,292,323.04
52	470110000	09/01/26	0	B	0.00	0.00	0.00	2,376,125.47
Totals					614,460.03	5,876,645.20	0.00	120,027,270.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		43,945,558	0		0	43,945,558
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		1,130,318,918	1,123,052,262		7,266,656	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		34,949,366	34,949,366		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	1,209,213,842	1,158,001,628	7,266,656	0	0	43,945,558
Sep-26	1,211,147,241	1,167,120,708	0	0	0	44,026,533
Aug-26	1,211,998,831	1,167,898,682	0	0	0	44,100,149
Jul-26	1,212,846,876	1,168,673,471	0	0	0	44,173,405
Jun-26	1,213,751,577	1,169,498,278	0	0	0	44,253,298
May-26	1,214,550,786	1,170,224,983	0	0	0	44,325,803
Apr-26	1,215,449,127	1,171,044,153	0	0	0	44,404,974
Mar-26	1,216,282,803	1,171,806,068	0	0	0	44,476,736
Feb-26	1,217,294,222	1,172,724,936	0	0	0	44,569,286
Jan-26	1,218,120,032	1,173,479,789	0	0	0	44,640,242
Dec-25	1,218,942,403	1,174,231,552	0	0	0	44,710,851
Nov-25	1,219,822,131	1,167,627,287	0	0	7,406,649 44,788,194
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	300801824	100,000,000.00	100,000,000.00	470,000,000.00	08/27/18	19,300,015.16	3.07310	12/31/25	07/01/28	I/O
5	310946687	65,000,000.00	65,000,000.00	377,700,000.00	07/10/18	8,847,954.62	0.63940	06/30/25	09/11/28	I/O
6	1853052	54,085,733.64	54,085,733.64	84,900,000.00	05/28/18	1,873,636.13	0.93930	06/30/26	08/01/28	261
12	310946337	43,945,558.29	45,358,821.52	61,000,000.00	03/13/26	3,883,208.97	1.11260	12/31/25	09/11/23	262
Totals		263,031,291.93	264,444,555.16	993,600,000.00		33,904,814.88

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	300801824	RT	NY	05/06/26	13

The loan transferred into special servicing effective 5/6/2026 due to Imminent Monetary Default. The subject is a 23,575 square foot retail property located in New York, NY, built in 1926 and renovated in 2016. Inspection in June 2026 reported the p roperty to be in good condition. As of June 2026, the property was 100.0% leased to three tenants. However, the largest tenant (85% NRA, exp. 4/30/2027) did not renew their lease and the second largest tenant (11% NRA, exp

4/30/2027) provided notice of intent to vacate/went dark in 2025. SS is reviewing Borrower proposals regarding re-tenanting the property.

5	310946687	LO	Various	01/28/26	98

Loan transferred to special servicing effective 1/28/26 due to imminent default. The Loan is paid current as of September 2026. Collateral consists of 22 mixed service hotels, totaling 2,943 keys. Servicer is actively negotiating forbearance terms with Borrower that would allow for a staggered sale process of the assets. Updated appraisals were ordered, finalizing review.

6	1853052	OF	IL	09/30/26	13
Special Servicer comments are not available for this cycle.

12	310946337	LO	HI	06/04/20	7

The Grand Naniloa Hotel Hilo – a DoubleTree by Hilton is a 381-room full-service hotel in Hilo, Hawaii, foreclosed in February 2024 and operated by GF Hotels & Resorts. Performance remains pressured by reduced mainland airlift and below pre-pandemi c Japan ese and Chinese demand; however, Southwest’s three-times-weekly Las Vegas–Hilo service commenced on August 6, 2026. Property was substantially affected by Hurricane Lala. Servicer is continuing to work with insurance to make repairs. T-12 August 2026 KPI's - 68.3% Occ (99.7% MPI); $204.41 ADR (90.3% ARI); $139.52 RevPAR (90% RGI).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	453011912	35,000,000.00	5.17500%	35,000,000.00	5.17500%	8	10/29/20	06/01/20	--
17	453011978	33,806,081.98	4.75500%	33,806,081.98	4.75500%	8	06/03/20	05/01/20	--
17	453011978	0.00	4.75500%	0.00	4.75500%	8	04/21/23	05/01/20	--
18	310945579	28,943,052.90	4.83900%	28,943,052.90	4.83900%	10	07/08/20	06/11/20	08/11/20
18	310945579	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
18	310945579	0.00	4.83900%	0.00	4.83900%	10	01/11/22	12/29/21	12/29/21
34	300801781	9,762,471.05	4.93000%	9,762,471.05	4.93000%	10	07/27/20	08/01/20	09/11/20
34	300801781	0.00	4.93000%	0.00	4.93000%	10	09/11/20	08/01/20	07/27/20
39	1853370	0.00	5.28500%	0.00	5.28500%	10	11/04/25	11/03/25	--
40	300801783	0.00	4.98700%	0.00	4.98700%	2	01/31/25	--	--
Totals		78,568,553.03		78,568,553.03
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	20,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	13,541.67	0.00	0.00	0.00	0.00	0.00	2,337.81	0.00	0.00	0.00
12	0.00	0.00	9,172.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	964.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	43,547.19	0.00	964.90	0.00	0.00	0.00	2,337.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		46,849.90

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com<http://www.ctslink.com>, specifically under the "Risk Retention" tab for the BANK 2018-BNK14 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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